Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Fortuna Hedged Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Fortuna Hedged Bitcoin ETF
Class Name	TF
Trading Symbol	HBTC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fortuna Hedged Bitcoin ETF for the period of March 18, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hbtc.fortunafunds.com/hbtc-fund/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://hbtc.fortunafunds.com/hbtc-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Fortuna Hedged Bitcoin ETF	$175	1.97%
[1],[2]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal period ended February 28, 2026, the Fund returned -13.18% at net asset value, compared to a -18.7% decline in Bitcoin over the same period. The Fund’s maximum drawdown during the period was significantly less than peak-to-trough declines experienced by Bitcoin.
WHAT FACTORS INFLUENCED PERFORMANCE
Bitcoin experienced significant volatility during the reporting period, with notable drawdowns occurring in October and November 2025 and again in January and February 2026. These declines were driven by a combination of shifting macroeconomic expectations, regulatory uncertainty, and periodic liquidation events across digital asset markets.
POSITIONING
The Fund seeks to provide hedged exposure to Bitcoin. The Fund’s options-based hedging overlay was the primary driver of the  outperformance relative to Bitcoin and the significantly reduced maximum drawdown. The derivatives structure reduced the Fund’s downside participation during the drawdowns noted above, which materially benefited performance. This hedged approach also limits the Fund’s upside capture during periods of Bitcoin appreciation; however, the predominance of negative Bitcoin price action during the fiscal year meant the hedging overlay was a net positive contributor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/18/2025)
Fortuna Hedged Bitcoin ETF NAV	-13.18
S&P 500 TR	23.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 21, 2026
Updated Performance Information Location [Text Block]	Visit https://hbtc.fortunafunds.com/hbtc-fund/ for more recent performance information.
Net Assets	$ 586,678
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 13,948
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$586,678
Number of Holdings	6
Net Advisory Fee	$13,948
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Money Market Funds	48.3%
Purchased Options	3.6%
Written Options	-37.4%
Cash & Other	85.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 21, 2026, the name of the Fund changed to Fortuna Hedged Bitcoin ETF from Fortuna Hedged Bitcoin Fund.
Effective April 19, 2026, The Fund no longer includes the use of futures contracts as a principal investment strategy or principal risk.

Material Fund Change Name [Text Block]	Effective January 21, 2026, the name of the Fund changed to Fortuna Hedged Bitcoin ETF from Fortuna Hedged Bitcoin Fund.
Updated Prospectus Web Address	https://hbtc.fortunafunds.com/hbtc-fund/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.